LEASE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating lease liability - non-current	$ 29	$ 69
Operating Lease Liability [Member]
2026	43
2027	30
2028	0
2029	0
Thereafter	0
Total	73
Less: Imputed interest	(4)
Operating lease liabilities	69
Operating lease liability - current	40
Operating lease liability - non-current	$ 29